Basis of Presentation (Details Narrative) - USD ($)	Aug. 17, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents		$ 9,793,253	$ 22,437,086
Royalty advance	$ 3,000,000